FINANCIAL RISK MANAGEMENT - Expected Maturity of Financial Assets and Liablities (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Cash and equivalents	$ 1,571	$ 2,234	$ 2,389
Accounts receivable	248	239
Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Cash and equivalents	1,571	2,234
Accounts receivable	248	239
Derivative assets	3	3
Trade and other payables	1,101	1,059
Debt	5,767	6,456
Derivative liabilities	3	32
Other liabilities	297	252
Liquidity risk | Less than 1 year
Disclosure of detailed information about financial instruments [line items]
Cash and equivalents	1,571	2,234
Accounts receivable	248	239
Derivative assets	2	2
Trade and other payables	1,101	1,059
Debt	43	59
Derivative liabilities	3	30
Other liabilities	59	30
Liquidity risk | 1 to 3 years
Disclosure of detailed information about financial instruments [line items]
Cash and equivalents	0	0
Accounts receivable	0	0
Derivative assets	1	1
Trade and other payables	0	0
Debt	275	311
Derivative liabilities	0	2
Other liabilities	80	67
Liquidity risk | 3 to 5 years
Disclosure of detailed information about financial instruments [line items]
Cash and equivalents	0	0
Accounts receivable	0	0
Derivative assets	0	0
Trade and other payables	0	0
Debt	339	975
Derivative liabilities	0	0
Other liabilities	21	4
Liquidity risk | Over 5 years
Disclosure of detailed information about financial instruments [line items]
Cash and equivalents	0	0
Accounts receivable	0	0
Derivative assets	0	0
Trade and other payables	0	0
Debt	5,110	5,111
Derivative liabilities	0	0
Other liabilities	$ 137	$ 151